WARRANT LIABILITIES (Detail) - Schedule of Weighted Average Assumptions of Derivative Liabilities - Warrants [Member] - USD ($)	6 Months Ended	12 Months Ended
	Oct. 31, 2015	Apr. 30, 2015
Stock price (CAD$)	$ 0.28	$ 0.25
Exercise price (CAD$)	$ 0.37	$ 0.38
Risk-free interest rate (%)	75.00%	111.00%
Expected life (years)	9 months 11 days	9 months 14 days
Expected volatility (%)	86.00%	87.00%
Expected dividends ($)